Stock Options/Stock Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stock Options/Stock Based Compensation [Abstract]
STOCK BASED COMPENSATION/STOCK OPTIONS
7.	STOCK OPTIONS

The Company maintains a stock option plan under which the Company may grant incentive stock options and non-qualified stock options to employees and non-employee directors. Stock options have been granted with exercise prices at or above the fair market value of the underlying shares of common stock on the date of grant. Options vest and expire according to terms established at the grant date.

The Company records compensation expense for the fair value of stock-based awards determined as of the grant date, including employee stock options. For the nine months ended September 30, 2017 and 2016 there were -0- and 499,000 stock options granted, under the Company’s option plan, respectively. The Company recognized $44,360 and $175,677 in stock-based compensation expense for the nine months ended September 30, 2017 and 2016, respectively. Stock options to purchase 126,000 and 322,000 shares of common stock were outstanding as of September 30, 2017 and December 31, 2016, respectively.

The Company uses the Black-Scholes option-pricing model to value the options. The life of the option is equivalent to the expiration of the option award. The risk-free interest rate is assumed at 1.77%. The estimated volatility is based on management’s expectations of future volatility and is assumed at 60%. Estimated dividend payout is zero, as the Company has not paid dividends in the past and, at this time, does not expect to do so in the future.

	Shares	Weighted Average Exercise Price Per Option
Options outstanding, December 31, 2016	322,000	$2.05
Granted to employees and non-employee directors	-	-
Exercised	-	-
Canceled/expired/forfeited	196,000	-
Options outstanding, September 30, 2017	126,000	2.05

Options exercisable, September 30, 2017	-	$-

Compensation cost is recognized over the required service period which is three years for all granted options. As of September 30, 2017, $73,932 of total unrecognized compensation cost related to stock options was expected to be recognized over the remaining 5 quarters. As of September 30, 2016, $527,032 of total unrecognized compensation cost related to stock options was expected to be recognized over the remaining 9 quarters.

13.	STOCK BASED COMPENSATION

The Company maintains a stock option plan under which the Company may grant incentive stock options and non-qualified stock options to employees and non-employee directors. Stock options have been granted with exercise prices at or above the fair market value of the underlying shares of common stock on the date of grant. Options vest and expire according to terms established at the grant date.

The Company records compensation expense for the fair value of stock-based awards determined as of the grant date, including employee stock options. For the years ended December 31, 2016 and 2015 there were 499,000 and 0 stock options granted, respectively, under the Company’s option plan. The Company recognized $151,150 and $0 in stock-based compensation expense for the years ended December 31, 2016 and 2015, respectively.

Stock options to purchase 322,000 and 0 shares of common stock were outstanding as of December 31, 2016 and December 31, 2015, respectively.

The Company uses the Black-Scholes option-pricing model to value options. The life of the option is equivalent to the expiration of the option award. The risk-free interest rate was assumed at 1.77%. The estimated volatility is based on management’s expectations of future volatility and is assumed at 60%. Estimated dividend payout is zero, as the Company has not paid dividends in the past and, at this time, does not expect to do so in the future.

	Shares	Weighted Average Exercise Price Per Option
Options outstanding, December 31, 2015	-	$-
Granted to employees and non-employee directors	499,000	2.05
Exercised	-	-
Canceled/expired/forfeited	177,000	-
Options outstanding, December 31, 2016	322,000	2.05

Options exercisable, December 31, 2016	-	$-

Compensation cost is recognized over the required service period which is three years for all granted options. As of December 31, 2016, $302,301 of total unrecognized compensation cost related to stock options was expected to be recognized over the remaining 8 quarters.